UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 11/10/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $152,071


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL Time Warner Inc            COM              00184A105     1422    94080 SH       DEFINED                 80470        0    13610
American Express Co            COM              025816109     5195   115300 SH       DEFINED                102310        0    12990
American Intl Group Inc        COM              026874107     7878   136539 SH       DEFINED                120508        0    16031
Amgen Inc                      COM              031162100     2163    33530 SH       DEFINED                 31015        0     2515
Automatic Data Processing Inc  COM              053015103     5799   161768 SH       DEFINED                144526        0    17242
Avery Dennison Corp            COM              053611109     4912    97234 SH       DEFINED                 84959        0    12275
BP P.L.C. Spons ADR            COM              055622104      820    19474 SH       DEFINED                 18946        0      528
Bristol-Myers Squibb Co        COM              110122108      976    38035 SH       DEFINED                 29700        0     8335
Capital One Finl Corp          COM              14040H105     3482    61050 SH       DEFINED                 55765        0     5285
Carnival Corp                  COM              143658300     5859   178145 SH       DEFINED                162270        0    15875
Chevron Texaco Corp            COM              166764100      391     5468 SH       DEFINED                  4033        0     1435
Citigroup Inc                  COM              172967101      248     5454 SH       SOLE                     5454        0        0
Coca-Cola Company              COM              191216100      546    12720 SH       DEFINED                  7995        0     4725
Concord EFS                    COM              206197105     1764   129060 SH       DEFINED                118060        0    11000
Devon Energy Corp              COM              25179M103     2837    58867 SH       DEFINED                 51365        0     7502
EMC Corporation Mass           COM              268648102     1186    93935 SH       DEFINED                 78603        0    15332
Exxon Mobil Corp               COM              30231G102     1324    36169 SH       DEFINED                 32299        0     3870
Fannie Mae                     COM              313586109     6438    91709 SH       DEFINED                 82664        0     9045
Gannett Company Inc            COM              364730101      776    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     5199   174401 SH       DEFINED                139722        0    34679
Gillette Company               COM              375766102      840    26275 SH       DEFINED                 21200        0     5075
Hewlett-Packard Co             COM              428236103     3172   163830 SH       DEFINED                136350        0    27480
Home Depot Inc                 COM              437076102      529    16600 SH       DEFINED                 11475        0     5125
International Business Machine COM              459200101     5394    61071 SH       DEFINED                 57796        0     3275
J.P. Morgan Chase & Co         COM              46625H100     5076   147861 SH       DEFINED                128812        0    19049
Johnson & Johnson              COM              478160104     4572    92336 SH       DEFINED                 60610        0    31726
Marsh & McLennan Cos Inc       COM              571748102     1112    23364 SH       SOLE                    23364        0        0
Medco Health Solutions Inc.    COM              58405U102      371    14305 SH       DEFINED                 13180        0     1125
Medtronic Inc                  COM              585055106     1545    32939 SH       DEFINED                 28489        0     4450
Merck & Co Inc.                COM              589331107     6022   118962 SH       DEFINED                109574        0     9388
Microsoft Corp                 COM              594918104     5257   189100 SH       DEFINED                175440        0    13660
Motorola Inc                   COM              620076109     4521   378325 SH       DEFINED                340925        0    37400
Nordstrom Inc                  COM              655664100     6431   259215 SH       DEFINED                237265        0    21950
Omnicom Group                  COM              681919106     6659    92680 SH       DEFINED                 81895        0    10785
Pall Corp                      COM              696429307     3332   148489 SH       DEFINED                126049        0    22440
Pepsico Inc                    COM              713448108     6519   142235 SH       DEFINED                125355        0    16880
Pfizer Inc                     COM              717081103     4256   140077 SH       DEFINED                124211        0    15866
Pitney-Bowes, Inc              COM              724479100      774    20200 SH       DEFINED                 12850        0     7350
Procter & Gamble Company       COM              742718109     2395    25800 SH       DEFINED                 22125        0     3675
Qualcomm Inc.                  COM              747525103      343     8230 SH       SOLE                     8230        0        0
Radioshack Corp.               COM              750438103      217     7630 SH       SOLE                     7630        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      544    12309 SH       DEFINED                 10159        0     2150
Sara Lee Corp                  COM              803111103      529    28812 SH       SOLE                    28812        0        0
Schlumberger Limited           COM              806857108     2602    53765 SH       DEFINED                 43861        0     9904
Solectron Corp.                COM              834182107      155    26495 SH       DEFINED                 22520        0     3975
Swift Energy Co                COM              870738101     2949   209023 SH       DEFINED                163187        0    45836
Vodafone Group Sponsored ADR   COM              92857W100     2456   121285 SH       DEFINED                103285        0    18000
Wal Mart Stores Inc            COM              931142103     6778   121360 SH       DEFINED                106945        0    14415
Walgreen Co.                   COM              931422109     5843   190704 SH       DEFINED                145775        0    44929
Wells Fargo & Co               COM              949746101      500     9714 SH       DEFINED                  8408        0     1306
Wyeth Corp                     COM              983024100      626    13588 SH       DEFINED                 11488        0     2100
Transocean Inc                 COM              G90078109      537    26857 SH       DEFINED                 22558        0     4299